Loans and Allowance for Loan Losses - Troubled Debt Restructurings (Details)		12 Months Ended
		Dec. 31, 2018 USD ($) contract	Dec. 31, 2017 USD ($) contract	Dec. 31, 2016 USD ($)
Troubled Debt Restructurings
Troubled debt restructurings		$ 5,000,000	$ 6,400,000
Amount of specific reserves related to TDRs which were allocated to the allowance for loan losses			$ 543,000	$ 577,000
Number of contracts called for default and charged off | contract		1	1
Value of contracts called for default and charged off		$ 3,000,000	$ 123,000,000
Number of Contracts | contract	[1]	10	6
Pre- Modification	[1]	$ 844,000	$ 946,000
Post- Modification	[1]	$ 766,000	$ 938,000
Commercial, financial, and agricultural
Troubled Debt Restructurings
Number of Contracts | contract	[1]	3	3
Pre- Modification	[1]	$ 510,000	$ 773,000
Post- Modification	[1]	$ 502,000	$ 773,000
Residential real estate | Mortgages
Troubled Debt Restructurings
Number of Contracts | contract	[1]	2	2
Pre- Modification	[1]	$ 149,000	$ 118,000
Post- Modification	[1]	$ 147,000	$ 116,000
Commercial real estate | Mortgages
Troubled Debt Restructurings
Number of Contracts | contract	[1]	0	1
Pre- Modification	[1]	$ 0	$ 55,000
Post- Modification	[1]	$ 0	$ 49,000
Installment and other consumer
Troubled Debt Restructurings
Number of Contracts | contract	[1]	5	0
Pre- Modification	[1]	$ 185,000	$ 0
Post- Modification	[1]	117,000	0
Performing TDRs
Troubled Debt Restructurings
Troubled debt restructurings		3,000,000	4,700,000
Nonperforming TDRs
Troubled Debt Restructurings
Troubled debt restructurings		$ 2,000,000	$ 1,700,000

[1]	(1) The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.